Property, plant and equipment, Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, plant and equipment [Abstract]
Property, plant and equipment	$ 2,592,934	$ 2,607,562
Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	3,960,345	3,890,514
Accumulated Depreciation and Impairment Charges [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	1,367,410	(1,282,952)
Right-of-use Assets - Vessels [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	23,574	18,661
Right-of-use Assets - Vessels [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	239,632	221,713
Right-of-use Assets - Vessels [Member] | Accumulated Depreciation and Impairment Charges [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	(216,058)	(203,052)
Vessels [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	2,459,641	2,521,223
Vessels [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	3,517,544	3,510,379
Vessels [Member] | Accumulated Depreciation and Impairment Charges [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	(1,057,903)	(989,156)
Dry Docking and Scrubbers [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	109,064	66,945
Dry Docking and Scrubbers [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	201,523	156,844
Dry Docking and Scrubbers [Member] | Accumulated Depreciation and Impairment Charges [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	(92,459)	(89,899)
Others [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	655	733
Others [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	1,646	1,578
Others [Member] | Accumulated Depreciation and Impairment Charges [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	$ (991)	$ (845)